Deferred Charges, net (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Charges, net [Abstract]
Deferred Dry-Docking Costs, net
The movement in deferred dry-docking costs, net in the accompanying consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2021	$3,993,906
Additions	3,968,963
Less: Insurance claim recognized	(624,270)
Amortization and write-offs	(1,980,783)
Balance December 31, 2022	$5,357,816
Additions	1,117,797
Amortization	(2,174,428)
Transfer to Assets held for sale (Note 7(b))	(405,048)
Disposals	(664,676)
Balance December 31, 2023	$3,231,461